Intangible Assets - PVIF and other intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Balance at the end of the period	£ 1,700
Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,633	£ 1,577
Additions	230	229
Amortisation charge	(183)	(165)
Disposals and transfers	(14)
Exchange differences and other movements	23	(8)
Balance at the end of the period	1,689	1,633
Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	2,383	2,175
Balance at the end of the period	2,544	2,383
Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(750)	(598)
Balance at the end of the period	(855)	(750)
Shareholder-backed | PVIF
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	36	43
Amortisation charge	(4)	(7)
Exchange differences and other movements	2
Balance at the end of the period	34	36
Shareholder-backed | PVIF | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	227	226
Balance at the end of the period	232	227
Shareholder-backed | PVIF | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(191)	(183)
Balance at the end of the period	(198)	(191)
Shareholder-backed | Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,481	1,432
Additions	181	173
Amortisation charge	(142)	(121)
Exchange differences and other movements	18	(3)
Balance at the end of the period	1,538	1,481
Shareholder-backed | Distribution rights | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,793	1,628
Balance at the end of the period	1,999	1,793
Shareholder-backed | Distribution rights | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(312)	(196)
Balance at the end of the period	(461)	(312)
Shareholder-backed | Other intangibles (including software)
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	116	102
Additions	49	56
Amortisation charge	(37)	(37)
Disposals and transfers	(14)
Exchange differences and other movements	3	(5)
Balance at the end of the period	117	116
Shareholder-backed | Other intangibles (including software) | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	363	321
Balance at the end of the period	313	363
Shareholder-backed | Other intangibles (including software) | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(247)	(219)
Balance at the end of the period	£ (196)	£ (247)